Label	Element	Value
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Macquarie Emerging Markets Portfolio II
Investment Objective, Heading	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those encompassed in the MSCI Emerging Markets Index and those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. The Portfolio may invest more than 25% of its assets in the securities of any one country. This is typically seen in countries that make up a significant portion of the benchmark. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change. The Portfolio may invest in companies of any size.

Although the Portfolio invests primarily in companies from countries considered to be emerging, the Portfolio will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Portfolio.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy).
Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Risk	Definition
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign and emerging markets risk	The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Foreign government/ supranational securities risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.
Geographic focus risk	The risk that local political and economic conditions could adversely affect the performance of a portfolio investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.
Active management and selection risk	The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk, Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	How has Macquarie Emerging Markets Portfolio II performed?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/investments/products/macquarie-institutional-portfolios.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/investments/products/macquarie-institutional-portfolios
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Macquarie Emerging Markets Portfolio II)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period illustrated in this bar chart, Macquarie Emerging Markets Portfolio II’s highest quarterly return was 14.73% for the quarter ended March 31, 2017 and its lowest quarterly return was -24.40% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	18.42%
5 years	rr_AverageAnnualReturnYear05	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2010
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2010
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPEGX
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.42%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	755
10 years	rr_ExpenseExampleYear10	$ 1,683
Annual Return 2011	rr_AnnualReturn2011	19.58%
Annual Return 2012	rr_AnnualReturn2012	14.42%
Annual Return 2013	rr_AnnualReturn2013	10.47%
Annual Return 2014	rr_AnnualReturn2014	(6.71%)
Annual Return 2015	rr_AnnualReturn2015	(17.01%)
Annual Return 2016	rr_AnnualReturn2016	11.81%
Annual Return 2017	rr_AnnualReturn2017	44.46%
Annual Return 2018	rr_AnnualReturn2018	(15.82%)
Annual Return 2019	rr_AnnualReturn2019	27.66%
1 year	rr_AverageAnnualReturnYear01	27.66%
5 years	rr_AverageAnnualReturnYear05	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2010
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.00%
5 years	rr_AverageAnnualReturnYear05	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2010
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.12%
5 years	rr_AverageAnnualReturnYear05	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2010

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio's average daily net assets from Feb. 28, 2020 through Mar. 1, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.